Operating Segments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Operating Segments
7.	OPERATING SEGMENTS
Basis for segmentation
The Group’s business segment information included in this note is presented in accordance with the disclosure requirements set forth in IFRS 8. Segment reporting is a basic tool used for monitoring and managing the Group’s different activities. Segment reporting is prepared based on the lowest level units, which are then aggregated in line with the structure established by Group management to set up higher level units and, finally, the actual business segments.
The Group has consistently aligned the information from this item with the information used internally for top management reports (Group top management consists of all Chief Officers acting as decision makers). The Group’s operating segments reflect its organizational and management structures. Group management reviews the Group’s internal reports and uses these segments to assess performance and allocate resources.
The segments are differentiated by geographical areas from which revenue is or will be generated. The financial information for each segment is prepared by aggregating figures from the different geographical areas and business units existing in the Group. This information links both the accounting data from the units included in each segment and that provided by the management reporting systems. In all cases, the same general principles are applied as those used in the Group.
For management purposes, the Group is organized into business units based on geographical areas and therefore has three reportable business segments. The business segments are as follows:

•	EMEA: Europe-Middle East Asia

•	NORAM: North America

•	APAC: Asia-Pacific
Transfer prices between operating segments are on an
arm’s-length
basis in a manner similar to transactions with third parties.

Information on reportable segments
Information related to each reportable segment is set out below. Segment operating profit (loss) is used to measure performance, as management believes that this information is the most relevant when evaluating the results of the respective segments relative to other entities operating in the same industries.

	Year ended December 31, 2022
					Consolidated
					adjustments and
(In Thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Revenue	140,145	23,552	414	164,111	(19,926)	144,185
Changes in inventories and raw materials and consumables used	(88,104)	(15,787)	(16)	(103,907)	18,302	(85,605)
Employee benefits	(74,895)	(13,533)	(386)	(88,814)	—	(88,814)
Other operating expenses	(72,844)	(21,026)	(113)	(93,983)	2,428	(91,555)
Amortization and depreciation	(17,058)	(1,830)	(2)	(18,890)	—	(18,890)
Other income	1,508	335	1	1,844	—	1,844
Operating Loss	(111,248)	(28,289)	(102)	(139,639)	804	(138,835)
Total Assets	515,796	155,529	60	671,385	(249,401)	421,984

Total Liabilities	336,356	32,001	47	368,404	(115,570)	252,834

	Year ended December 31, 2021
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Revenue	74,280	4,687	298	79,265	(7,686)	71,579
Changes in inventories and raw materials and consumables used	(47,056)	(3,345)	(19)	(50,420)	6,167	(44,253)
Employee benefits	(27,130)	(2,309)	(227)	(29,666)	—	(29,666)
Other operating expenses	(42,273)	(1,778)	(63)	(44,114)	709	(43,405)
Amortization and depreciation	(8,214)	(268)	(1)	(8,483)	—	(8,483)
Other income/(expense)	962	(306)	—	656	—	656

Operating Loss	(49,431)	(3,319)	(12)	(52,762)	(810)	(53,572)

Total Assets	343,320	128,312	84	471,716	(129,103)	342,613

Total Liabilities	210,418	15,622	16	226,056	(14,515)	211,541

	Year ended December 31, 2020
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Revenue	19,673	1	57	19,731	(54)	19,677
Changes in inventories and raw materials and consumables used	(10,557)	(13)	(20)	(10,590)	16	(10,574)
Employee benefits	(9,128)	(617)	(61)	(9,806)	—	(9,806)
Other operating expenses	(7,765)	(427)	(37)	(8,229)	37	(8,192)
Amortization and depreciation	(2,265)	(114)	—	(2,379)	—	(2,379)
Other income	289	—	—	289	—	289

Operating Loss	(9,753)	(1,170)	(61)	(10,984)	(1)	(10,985)

Total Assets	83,202	233	26	83,461	(1,617)	81,844

Total Liabilities	69,231	708	21	69,960	(350)	69,610

Eliminations and unallocated items
There have been no significant transactions between segments for the years ended December 31, 2022, 2021 and 2020, except for inter-segment revenues which are eliminated in the column ‘Consolidated adjustments and eliminations’. The elimination of revenue and changes in inventories and raw materials and consumables used mainly relates to eliminating the intercompany sales of EMEA to NORAM and APAC. The impact of this elimination on consolidated operating loss relates to the elimination of profit on stock of inventories held by the NORAM segment.
Certain financial assets and liabilities are not allocated to these segments, as they are managed on a Group basis. These are reflected in the ‘Consolidated adjustments and eliminations’ column. All finance income and expenses are considered to be part of the Corporate segment and hence not further allocated to the operating segments EMEA, NORAM and APAC.
External revenue by location of customers
Operating Segments
External revenue by location of customers

	Year ended December 31,
(In thousand Euros)	2022		2021		2020
Country	Revenue	%	Revenue	%	Revenue	%
Spain	20,076	14%	6,910	10%	4,441	23%
United States	19,412	13%	4,713	7%	121	1%
Italy	14,927	10%	7,338	10%	1,026	5%
France	13,689	9%	4,346	6%	1,368	7%
Netherlands	11,895	8%	5,381	8%	1,991	10%
United Kingdom	8,124	6%	6,598	9%	2,097	11%
Germany	7,944	6%	12,034	17%	1,046	5%
Belgium	7,581	5%	2,394	3%	540	3%
Sweden	6,518	5%	3,527	5%	581	3%
Canada	4,120	3%	—	0%	—	0%
Portugal	2,471	2%	977	1%	391	2%
Ireland	2,390	2%	1,638	2%	410	2%
Australia	2,334	2%	1,224	2%	328	2%
Israel	2,253	2%	1,170	2%	85	0%
New Zeeland	2,082	1%	733	1%	166	1%
Czech Republic	1,473	1%	137	0%	37	0%
Greece	1,240	1%	538	1%	131	1%
Thailand	1,172	1%	333	0%	122	1%
Denmark	1,065	1%	974	1%	18	0%
Finland	893	1%	116	0%	4	0%
Brazil	887	1%	179	0%	3	0%
Norway	848	1%	5,319	7%	3,273	17%
Other Countries	10,791	7%	5,000	7%	1,498	8%

Total	144,185	100%	71,579	100%	19,677	100%